Other long-term liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Schedule Of Other Long-Term Liabilities

	June 30, 2012	December 31, 2011
Other long-term liability	$671,360	$620,512
Accrued liabilities	—	400

Other long-term liabilities	671,360	620,912
Current portion	(38,308)	(37,649)

	$633,052	$583,263

Based on maximum amounts funded, payments under the leases due to the lessors
Based	on maximum amounts funded, payments under the leases would be due to the lessors as follows:

Remainder of 2012	$30,281
2013	64,646
2014	63,397
2015	127,384
2016	293,351
Thereafter	218,013

797,072
Less amounts representing:
Interest	(125,712)

$671,360